Available-for-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Aug. 31, 2017
Debt and Equity Securities, FV-NI [Line Items]
Fair value of investment		$ 0
Cost of investment		$ 0
Predecessor
Debt and Equity Securities, FV-NI [Line Items]
Other-than-temporary impairment	$ 6,829
Fair value of investment	0
Cost of investment	$ 0
Predecessor | Hyperdynamics | Common Shares
Debt and Equity Securities, FV-NI [Line Items]
Investment in shares			4,677,450
Predecessor | Hyperdynamics | Warrants to purchase common stock
Debt and Equity Securities, FV-NI [Line Items]
Investment in shares			3,082,194